October 17, 1995

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549


In re: Rule 24f-2 Notice for Benham California Tax-Free and Municipal Funds File No. 2-82734


Gentlemen:

1.       This Notice is filed for the fiscal year ended August 31, 1995.

2. The number of registrant's shares which had been registered under the Securities Act of 1933 other than pursuant to 17 CFR Section 270.24f-2, but which remained unsold at the beginning of the fiscal year ending August 31, 1995, was zero.

3. The number of said shares registered during said fiscal year, other than pursuant to Section 270.24f-2, was zero.

4. The number of said shares sold during said fiscal year, other than pursuant to Section 270.24f-2, was zero.

5.       The number of said shares sold during said fiscal year in reliance upon
         Section 270.24f-2 was 477,928,540,  317,103,604,  5,354,285, 9,228,445,
         7,668,030,  7,088,252,  and  6,093,289  for the Tax-Free  Money Market,
         Municipal Money Market, Tax-Free Short-Term, Tax-Free Intermediate-Term, Tax-Free Long-Term, Municipal High-Yield and Tax-Free Insured Funds, respectively. The aggregate value of said shares was $477,928,540, $317,103,604, $53,916,751, $99,173,262,
         $81,414,531,  $62,942,479,  and  $58,413,409  for  the  Tax-Free  Money
         Market, Municipal Money Market, Tax-Free Short-Term, Tax-Free Intermediate-Term, Tax-Free Long-Term, Municipal High-Yield and Tax-Free Insured Portfolios, respectively.

6.       The fee enclosed herewith is $64.01.




***Please note the dollar figure represented within the "REDEEMED-VALUE-USED" tag is a negative number. The system would not allow us to indicate so.

Securities and Exchange Commission                             October 17, 1995


*Calculation of fee pursuant to Section 270.24f-2(c):


                               Tax-Free       Municipal      Tax-Free       Tax-Free       Tax-Free       Municipal
                                 Money          Money         Short-      Intermediate       Long-          High-        Tax-Free
                                Market         Market          Term           -Term          Term           Yield         Insured
                                 Fund           Fund           Fund           Fund           Fund           Fund           Fund
Aggregate sale price for
securities sold during
fiscal year ended
August 31, 1995.......      $466,211,495   310,209,174     50,256,918     83,210,172     69,814,068    58,165,774     51,954,200
Dividends reinvested..        11,717,045     6,894,430      3,659,833     15,963,090     11,600,463     4,776,705      6,459,209
                             -----------   -----------      ---------    -----------    -----------    ----------    -----------
                             477,928,540   317,103,604     53,916,751     99,173,262     81,414,531    62,942,479     58,413,409

Aggregate redemption price
of such redeemed securities
redeemed during fiscal year
ended August 31, 1995.      (434,739,843) (368,979,533)   (70,640,061)  (136,048,570)   (84,059,454)  (62,756,859)   (72,174,227)

Aggregate redemption price
of redeemed shares
previously applied by Fund
pursuant  to  Rule
24e-2(a) filings made
pursuant to Section 24(e)(1)
of Investment Company Act
of 1940...............      (120,948,647)  (11,411,454)             0              0    (29,704,172)            0    (13,474,294)
                             ------------ --------------- ------------ --------------  ------------- -------------  -------------

Difference............       (77,759,950)  (63,287,383)   (16,723,310)   (36,875,308)   (32,349,095)      185,620    (27,235,112)

Fee  X  1/29 of 1%....$                0             0              0              0              0         64.01              0
                             ============ =============  ============    ===========    ============   ===========   ============

Very truly yours,

BENHAM CALIFORNIA TAX-FREE AND MUNICIPAL FUNDS


/s/ Ann McCoid
Ann McCoid
Controller

Enclosure


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October 24, 1995



Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549

RE: Benham California Tax-Free and Municipal Funds (the "Trust") 1933 Act File No. 2-82734
         1940 Act File No. 811-3706
         Opinion and Consent of Counsel Regarding 24f-2 Notice


Ladies and Gentlemen:

I have examined the accompanying 24f-2 Notice for Benham California Tax-Free and Municipal Funds. It is my opinion that all shares sold by the Trust during the fiscal year ended August 31, 1995, pursuant to the indefinite registration under Rule 24f-2 under the Investment Company Act of 1940, were legally issued, fully paid, and non-assessable when sold.

I hereby consent to the inclusion of this opinion with the filing of the attached 24f-2 Notice for the fiscal year ended August 31, 1995.

Sincerely,

BENHAM CALIFORNIA TAX-FREE AND MUNICIPAL FUNDS

/s/ Douglas A. Paul
Douglas A. Paul
Vice President, Secretary, and General Counsel